Other liabilities - Other non-current liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Other liabilities [Abstract]
Deferred income classified as non-current	[1]		€ 249
Other tax liability		€ 181	161
Other non-current liabilities, total		72	65
Other non-current non-financial liabilities	[2]	€ 253	€ 474

[1]	Due to implementation of IFRS 15 balances included in deferred income are now presented as contract liabilities.
[2]	Due to IFRS 15 adoption, contractual liabilities are shown as separate captions on the balance sheet as of 2018. For more details refer to the Significant accounting policies.